Commitments and Contingencies - Additional Information (Details) $ in Thousands, $ / vessel in Millions		1 Months Ended
	Apr. 01, 2025 USD ($)	Dec. 31, 2025 USD ($)	Jul. 31, 2025 USD ($)	Aug. 31, 2024 contract $ / vessel	Apr. 30, 2024 USD ($)	Jan. 31, 2022 USD ($)	Jan. 31, 2027	Jun. 30, 2026 $ / vessel
Lessee, Lease, Description [Line Items]
Average shipyard price per vessel to be delivered (in usd per vessel) | $ / vessel								102.9
London
Lessee, Lease, Description [Line Items]
Operating lease term						10 years
Break Option, period						12 months
Operating lease, annual gross rent						$ 1,000
London | Forecast
Lessee, Lease, Description [Line Items]
Operating lease term							5 years
Copenhagen
Lessee, Lease, Description [Line Items]
Operating lease term		6 months
Operating lease, monthly gross rent		$ 15
Gdynia, Poland
Lessee, Lease, Description [Line Items]
Operating lease term					5 years
Operating lease, annual gross rent					$ 100
Houston
Lessee, Lease, Description [Line Items]
Operating lease term	43 months
Operating lease, annual gross rent	$ 41
Manila, Philippines
Lessee, Lease, Description [Line Items]
Operating lease, annual gross rent			$ 100
Ethylene Capable Liquefied Gas Carriers
Lessee, Lease, Description [Line Items]
Number of contracts entered into | contract				4
Average shipyard price per vessel to be delivered (in usd per vessel) | $ / vessel				102.9